Trade and other receivables - Schedule of Other Receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
VAT/GST receivables	$ 315,749	$ 405,281
Prepayments	505,724	1,280,657
Deposits	478,825	355,149
Other receivables	453,970	74,027
Total	$ 1,754,268	$ 2,115,114